FORM 13F

                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment  [ X ]; Amendment Number:  1

This Amendment (Check only one):  [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Suite 302
          Elkhart, IN  46516

Form 13F File Number: 28-06181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature, Place, and Date of Signing:

/S/ Frank K. Martin
Elkhart, IN
July 22, 2002

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

Form 13F Information Table Entry Total:  27 items

Form 13F Information Table Value Total:  $244,081 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   NONE

No.

Form 13F File Number 28-

Name

[Repeat as necessary.]

                                                           FORM 13F INFORMATION TABLE
        Column 1       Column 2   Column 3     Column 4         Column 5       Column 6    Column 7           Column 8

                       Title of                Value     Shrs Or    Sh/  Put/  Investment  Other         Voting Authority
Name Of Issuer         Class      Cusip        (X$1000)  Prn Amt    Prn  Call  Discretion  Managers  Sole       Shared   None

AMERICAN EXPRESS CO.    COM       025816109      1365       33,330                SOLE                  33,330
ATLANTIS PLASTICS       COM       049156102        35       10,400                SOLE                  10,400
BERKSHIRE HATHAWAY - B  COM       084670207    10,345        4,367                SOLE                   4,268               99
CLAYTON HOMES           COM       184190106    26,664    1,591,890                SOLE               1,552,590           39,300
DISNEY WALT CO          COM       254687106    12,555      543,975                SOLE                 528,850           15,125
DOLLAR GEN CORP         COM       256669102    22,754    1,397,660                SOLE               1,361,230           36,430
DOVER CORP              COM       260003108    20,450      498,770                SOLE                 484,110           14,660
EMMIS COMMUNICATIONS    COM       291525103    28,310    1,058,730                SOLE               1,035,035           23,695
FRANKLIN ELECTRIC       COM       353514102       395        7,800                SOLE                   7,800
GAP INC DEL             COM       364760108    18,778    1,248,505                SOLE               1,217,055           31,450
HON INDS INC            COM       438092108    19,993      703,725                SOLE                 687,475           16,250
INTERPUBLIC GROUP       COM       460690100       305        8,900                SOLE                   8,900
KAYDON CORP.            COM       486587108       913       33,800                SOLE                  33,600              200
KEYCORP                 COM       493267108       241        9,038                SOLE                   9,038
LAMAR ADVERTISING CO    COM       512815101    25,754      634,020                SOLE                 616,300           17,720
LEGGETT AND PLATT       COM       524660107    15,811      637,550                SOLE                 623,950           13,600
MCDONALD'S CORP.        COM       580135101    18,531      667,785                SOLE                 651,610           16,175
MERCURY GENERAL         COM       589400100     9,495      204,187                SOLE                 201,437            2,750
MUELLER INDUSTRIES, INC.COM       624756102       400       11,422                SOLE                  11,422
PROGRESSIVE CORP.       COM       743315103       756        4,536                SOLE                   4,536
QUALITY DINING, INC.    COM       74756P105       170       50,000                SOLE                       0           50,000
SCHERING PLOUGH CORP.   COM       806605101       250        8,000                SOLE                   8,000
SKYLINE CORPORATION     COM       830830105       559       18,000                SOLE                  14,450            3,550
TORCHMARK               COM       891027104       242        6,000                SOLE                   6,000
UNION ACCEPTANCE CORP   COM       904832102     4,238      708,676                SOLE                 694,976           13,700
WABASH NATIONAL CORP.   COM       929566107     4,151      419,277                SOLE                 412,960            6,317
WELLS FARGO & CO        COM       949746101       622       12,600                SOLE                  12,600
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